RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT PERSONNEL COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT PERSONNEL COMPENSATION
Schedule of remuneration attributed to key management personnel

	Short term	Share-based
Year ended December 31, 2025	compensation	compensation	Total
Expensed to the statement of loss and comprehensive loss	$2,884,803	$5,514,673	$8,399,476
Capitalized to exploration and evaluation assets	367,599	409,983	777,582
	$3,252,402	$5,924,656	$9,177,058

	Short term	Share-based
Year ended December 31, 2024	compensation	compensation	Total
Expensed to the statement of loss and comprehensive loss	$3,006,487	$4,385,995	$7,392,482
Capitalized to exploration and evaluation assets	552,087	622,453	1,174,540
	$3,558,574	$5,008,448	$8,567,022